Investments (Details) - Schedule of Investments - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Short-term investments (*)
Short-term investments	[1]	$ 10,493	$ 5,033
Long-term investments
Long-term investments		893	4,654
Total investments		11,386	9,687
U.S. Treasury securitie [Member]
Short-term investments (*)
Short-term investments	[1]	4,604	3,444
Corporate bonds – marketable investments [Member]
Short-term investments (*)
Short-term investments	[1]	5,889	1,589
Long-term investments
Long-term investments	[1]	403	4,254
Investments in private equity [Member]
Long-term investments
Long-term investments	[2]	$ 490	$ 400

[1]	Classified as level 1 inputs in the fair value hierarchy.
[2]	Classified as level 3 inputs in the fair value hierarchy.